Document and Entity Information	Sep. 19, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001885522
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 19, 2023
Entity Registrant Name	NEUMORA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41802
Entity Tax Identification Number	84-4367680
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(857)
Local Phone Number	760-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NMRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false